EMPLOYEE FUTURE BENEFITS (Details 6)	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	55.80%	56.20%	57.30%
Fixed Income Securities [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	37.80%	38.60%	37.60%
Real Estate [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	6.40%	5.20%	5.10%